The
                               Kaufmann
                                 Fund,
                                 Inc.

                             Annual Report
                           -----------------
                           December 31, 1996

                        THE KAUFMANN FUND, INC.
                A SMALL COMPANY AGGRESSIVE GROWTH FUND
            140 EAST 45TH STREET, NEW YORK, NEW YORK 10017


   (800) 261-0555            (212) 922-0123           (212) 661-4699
Shareholder Services      Executive Offices      Current Net Asset Value


                          1996 ANNUAL REPORT


Dear Shareholder:

We are pleased to report that the Kaufmann Fund had a 20.9% gain in net asset value per share for the year ending December 31, 1996. The Fund's average annual returns for the five and ten year periods, were 18.9% and 19.3% respectively, net of all expenses and assuming the reinvestment of dividends. We attribute the outstanding long-term performance of the fund to the quality of the companies in the portfolio.

The latest performance figures in the table below demonstrate how well our strategy has been working. The accompanying chart illustrates that a $10,000 investment in the Kaufmann Fund made 10 years ago would be worth $57,613 as of December 31, 1996.


--------------------------------------------------------------
|                 Compounded Annualized Returns              |
|                                                            |
|                    Russell 2000      S&P 500     Kaufmann  |
|  One year ........    16.5% ......... 23.0% ...... 20.9%   |
|  Five year .......    13.8% ......... 15.2% ...... 18.9%   |
|  Ten year ........    10.4% ......... 15.3% ...... 19.3%   |
|                                                            |
| per Lipper Analytical Services for periods ending 12/31/96 |
--------------------------------------------------------------

A mountain chart is included on the cover page which shows the growth of a hypothetical investment of $10,000 in The Kaufmann Fund over the period from 12/31/86 - 12/31/96 assuming all distributions have been reinvested. The scale on the bottom of the chart is in one year gradations (as at year end) for period 12/87 through 12/96 and a scale on the right side of the chart is in $10,000 gradations running from $0 to $60,000. The chart contains a statement "$10,000 invested in Kaufmann Fund for 10 years valued at $57,613."

The Fund's best performers among the top twenty holdings are listed below in order of aggregate dollar appreciation. All of these companies were originally purchased in the initial public offering (IPO). The majority of our best investments come from IPOs which we buy and hold for the long term.
   Altera Corporation (semiconductors) ........ up 46% in '96, up 2,534% since initial purchase 3/88
   HFS, Inc. (consumer services) .............. up 46% in '96, up 1,502% since initial purchase 12/92
   Lincare Holdings, Inc. (home health care) .. up 64% in '96, up   485% since
                                                         initial purchase 3/92
   MBNA Corporation (credit card issuer) ...... up 73% in '96, up   730% since
                                                         initial purchase 1/91
   Global DirectMail Corp. (direct marketer)... up 59% in '96, up   149% since
                                                         initial purchase 6/95

In addition, the acquisition of a number of our top twenty holdings had a positive impact on the Fund's 1996 performance. For example:
   Advantage Health Corporation ..... acquired by Health South, March '96
   Pyxis, Corp  .................... acquired by Cardinal Health, May '96
   MediSense, Inc. .......... acquired by Abbott Laboratories, August '96
   Life Partners Group Inc. ........ acquired by Conseco Inc., August '96

While the Fund makes investments based on the profitability, growth prospects and management of each company, the so-called "bottoms up" approach, historically we find that approximately 20% to 30% of the Fund's portfolio is invested in Technology, 20% to 30% in Health Care and 15% to 25% in Retailing. The balance of the portfolio is highly diversified in terms of broad industry categories.

During the past year we made a number of investments in young companies in prosaic industries. These companies acquire and assimilate other firms in their fields, using state-of-the-art information systems and management techniques to create greater sales opportunities and higher levels of profitability. All of these companies were initially purchased in an IPO. Some examples are:
   Central Garden and Pet Inc. ... distributor of garden and pet supplies
   Coach USA Inc. ....................... provider of motorcoach services
   Suiza Foods Corporation .................. processor of dairy products
   Watsco Inc. .................. distributor of central air conditioners

While the Fund does not engage in market timing, the cash position at year end was approximately 14%, which is at the high end of its historical range. Given the relatively high level of large-company valuations and the fact that the stock market has not had a 10% correction since late 1990, this cash position should enable us to take advantage of buying opportunities.

The trend toward free-market economies and free trade on a world-wide basis, combined with the impact of technology (particularly semiconductors and their effect on communication and information) leads us to believe that economic growth can continue with low inflation and moderate interest rates. We believe this favorable environment for equities will result in a continuation of the secular bull market for the balance of the decade. This economic environment will also continue to create many new investment opportunities for the Fund.

We thank you for your continued support and look forward to serving you in the years ahead.

Sincerely,

/S/ HANS P. UTSCH                      /S/ LAWRENCE AURIANA
    Hans P. Utsch                          Lawrence Auriana
    President                              Chairman

P.S. The Kaufmann Fund offers Automatic Investment, 403(b) and Payroll Deduction Plans. These are convenient methods of "dollar-cost averaging" which allow you to invest equal dollar amounts for additional shares on a regular basis. Please refer to the Application Forms booklet for details.

---------------------------------------------------------------------------------------------------

                                       FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------

                                                              Year Ended December 31,

                                               1996        1995        1994        1993        1992
-----------------------------------------------------------------------------------------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF YEAR         $  5.05      $ 3.76     $  3.45     $  2.95     $  2.65
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)                  (.030)      (.060)      (.060)      (.049)      (.050)
Net Realized and Unrealized
  Gain (Loss) on Investments                  1.083       1.445        .370        .584        .350
                                            -------      ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS              1.053       1.385        .310        .535        .300
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
From Net Investment Income                        -           -           -           -           -
From Net Realized Gain                         .263        .095           -        .035        .000
                                            -------      ------      ------      ------      ------
TOTAL DISTRIBUTIONS                            .263        .095        .000        .035        .000
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR               $  5.84      $ 5.05     $  3.76     $  3.45     $  2.95
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                 20.91%      36.89%       8.99%      18.18%      11.32%
----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Year (in millions)      $ 5,341      $3,163     $ 1,593     $   967     $   314
Ratio of Expenses (after Expense
  Reimbursement) to Average Net Assets (%)    1.93%       2.17%       2.29%       2.53%       2.94%
Ratio of Interest Expense to Average
  Net Assets (%)                               .01%        .01%        .02%        .03%        .08%
                                            -------      ------      ------      ------      ------
Ratio of Expenses (after Expense
  Reimbursement less Interest Expense)
  to Average Net Assets (%)                   1.92%       2.16%       2.27%       2.50%       2.86%
Ratio of Net Investment Income
  (Loss) to Average Net Assets (%)          ( 0.82%)     (1.24%)     (1.58%)     (1.34%)     (1.74%)
Portfolio Turnover Rate (%)                     72%         60%         47%         55%         51%
Average Commission Rate +                  $  0.09
----------------------------------------------------------------------------------------------------
BORROWINGS:
Debt Outstanding, End of Year
  (in thousands)                           $     -      $    -     $     -     $49,000     $ 4,016
Average Debt Outstanding during the Year
  (in thousands)                           $     -      $    -     $ 3,776     $ 4,563     $ 3,260
Average Number of Shares Outstanding
  during the Year (in thousands)                 -           -     333,175     182,699      79,997
Average Debt Per Share during the Year     $     -      $    -     $   .01     $   .03     $   .04


+ For fiscal years beginning after September 1, 1995, the Fund's average commission rate per share for security trades on which commissions are charged requires disclosure.


The accompanying notes are an integral part of these financial statements.

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                     SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 1996
------------------------------------------------------------------

                                                           Value
STOCKS - 85.0%                                Shares       (000s)
------                                      ----------  ----------
COMPUTER HARDWARE & ACCESSORIES - 0.9%
-------------------------------
 ATI Technologies, Inc. (CAD)          ^   *    50,000  $      593
 Applied Magnetics Corporation             *   434,000      12,966
 Encad, Inc.                               *   200,000       8,250
 Kronos Inc.                             + *   410,000      13,120
 Raster Graphics, Inc.                     *    15,000         178
 Sandisk Corporation                       *     1,000          10
 Transact Technologies Incorporated        *   300,000       3,112
 Viisage Technology, Inc.                  *   200,000       2,900
 Xeikon N.V.                               *   525,000       3,937
                                                        ----------
                                                            45,066
                                                        ----------

COMPUTER SERVICES - 5.1%
-----------------
 Abacus Direct Corporation                 *    75,000       1,406
 Affiliated Computer Services Inc. -
   Class A                               + * 1,400,000      41,650
 American Business Information, Inc.       *   270,000       6,007
 BA Merchant Services, Inc.                *   150,000       2,681
 Billing Information Concepts            + *   750,000      21,563
 Black Box Corp.                           *   400,000      16,500
 CCC Information Services Group            *   687,500      11,000
 CHS Electronics, Inc.                     *   400,000       6,850
 CSG Systems International, Inc.           *   400,000       6,150
 Concord EFS Inc.                          *   961,800      27,171
 DecisionOne Corporation                 + * 1,670,000      27,555
 ECsoft Group plc                          *   300,000       2,887
 Forrester Research, Inc.                  *    35,000         901
 Gartner Group Inc. - Class A              *    10,000         389
 Geac Computer Corporation
   Limited (CAD)                       ^   *   100,000       2,001
 May & Speh, Inc.                          *   400,000       4,900
 Metromail Corporation                     *   415,000       7,574
 OzEmail Limited                         + *   544,000       4,624
 PC Service Source, Inc.                   *     3,500          27
 QuickResponse Services, Inc.            + *   700,000      19,950
 Sabre Group Holdings Inc.                 *   500,000      13,938
 Sterling Commerce, Inc.                   *   600,000      21,150
 USCS International, Inc.                  *   500,000       8,437
 Walsh International, Inc.               + * 1,200,000      10,500
                                                        ----------
                                                           265,811
                                                        ----------

COMPUTER SOFTWARE - 6.9%
-----------------
 Adobe Systems, Inc.                       *   100,000       3,737
 Analogy, Inc.                             *   300,000       1,350
 CBT Group Publishing Ltd.               + *   420,000      22,785
 CFI ProServices, Inc.                   + *    25,000         356
 Cadence Design Systems, Inc.              *   100,000       3,975
 Cellular Technical Services Company       *   400,000       8,000
 Coda Group plc (GBP)                  ^   *   450,000         829
 Computer Associates International Inc.    *   100,000       4,975
 Computer Sciences Corporation             *   400,000      32,850
 Document Sciences Corporation             *    50,500         499
 Gensym Corporation                      + *   100,500       1,200
 HPR Inc.                                  *   117,500       1,616
 Hummingbird Communications Ltd.         + *   500,000      14,188
 INSO Corp.                                *   305,000      12,124
 Image Business Systems
   Corporation - Wts                    #  *    32,000           0
 Indus Group, Inc.                         *   100,000       2,575
 Intelligroup, Inc.                        *   500,000       5,500
 JBA Holdings plc (GBP)                ^       700,000       6,416
 JDA Software Group, Inc.                  *   295,000       8,407
 Learmonth & Burchette
   Mgmt. Sys. (GBP)                    ^ + * 1,355,000       1,741
 Learning Company, Inc., The               *   200,000       2,875
 McAfee Associates Inc.                    * 1,050,000      46,200
 Mercury Interactive Corporation           *   200,000       2,600
 Ovid Technologies Inc.                    *   200,000       1,750
 Phoenix International Ltd., Inc.          *    50,000         862
 Phoenix Technology Ltd., Inc.             *   450,000       7,256
 Rational Software Corp.                 + * 2,000,000      79,125
 Simulation Sciences, Inc.               + *   650,000       9,669
 Software 2000 Inc.                        *   150,000       1,256
 Sterling Software, Inc.                   *   450,000      14,231
 Synopsys Inc.                             *   450,000      20,812
 Tecnomatix Technologies Ltd.              *   100,000       2,650
 Transaction System Architects Inc.  -
   Class A                                 *   650,000      21,612
 Transition Systems, Inc.                  *   200,000       2,825
 Unison Software Inc.                      *   200,000       5,350
 Veritas Software Corporation              *   200,000       9,950
                                                        ----------
                                                           362,146
                                                        ----------

CONSUMER - DURABLES - .8%
-------------------
 Dal-Tile International Inc.               *   400,000       8,150
 Exide Corporation                             700,000      16,100
 Harley-Davidson, Inc.                         100,000       4,700
 Industrie Natuzzi S.p.A. ADR                  600,000      13,800
                                                        ----------
                                                            42,750
                                                        ----------

CONSUMER - NONDURABLES - 3.3%
----------------------
 Bacou U.S.A., Inc.                        *   400,000       6,650
 Blyth Industries Inc.                     * 1,000,400      45,643
 Department 56, Inc.                       *   500,000      12,375
 Designer Holdings Ltd.                  + *   745,000      12,013
 Gargoyles, Inc.                           *   300,000       2,587
 Jones Apparel Group, Inc.                 *   500,000      18,687
 Quilmes Industrial S.A.                       910,000       8,304
 Suiza Foods Corporation                 + *   900,000      18,225
 Supreme International Corporation       + *   300,000       4,350
 Vans, Inc.                                *   300,000       3,750
 Wolford AG (ATS)                      ^   *    23,905       2,892
 Wolverine World Wide, Inc.              +   1,300,000      37,700
                                                        ----------
                                                           173,176
                                                        ----------

DISTRIBUTION - 2.9%
------------
 Aviation Sales Company                  + *   500,000      10,250
 Barnett Inc.                              *   320,000       8,720
 Cameron Ashley Building Products        + *   561,900       7,867
 Central Garden & Pet Company            + * 1,000,000      21,063
 FinishMaster Inc.                       + *   475,000       3,444
 Kevco, Inc.                             + *   160,000       2,240
 Keystone Automotive Industries, Inc.    + *   500,000       7,875
 MSC Industrial Direct, Inc.             + *   800,000      29,600
 ProSource, Inc.                         + * 1,192,500      14,161
 Strategic Distribution Inc.             + * 1,732,000      13,639
 Watsco, Inc.                                  253,500       7,320
 Wilmar Industries, Inc.                 + * 1,000,000      27,750
                                                        ----------
                                                           153,929
                                                        ----------

ELECTRONIC COMPONENTS - 1.9%
---------------------
 Elamex S.A. de C.V.                       *   100,000         962
 FEI Company                               *   213,500       2,002
 Gemstar International Group Ltd.          * 1,000,000      17,500
 International Rectifier Corp.             *   900,000      13,725
 Lecroy Corp.                              *   139,900       5,246
 PPT Vision, Inc.                        + *   600,000       5,250
 PSC Inc.                                  *   400,000       2,850
 Planar Systems, Inc.                    + * 1,000,000      11,750
 Richey Electronics Inc.                 + *   630,300       7,327
 Sawtek, Inc.                              *    80,000       3,170
 Smartflex Systems Inc.                  + *   200,000       3,300
 Vicor Corp.                               * 1,500,000      25,031
                                                        ----------
                                                            98,113
                                                        ----------

The accompanying notes are an integral part of these financial statements.

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                     SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 1996
------------------------------------------------------------------
                           (Continued)

                                                           Value
                                              Shares       (000s)
                                            ----------  ----------
ENVIRONMENT - 1.0%
-----------
 Culligan Water Technologies, Inc.         *   500,000  $   20,250
 Ensys Environmental Products Inc.         *   100,000         200
 Philip Environmental, Inc.                * 1,900,000      27,550
 Stericycle Inc.                           *    90,000       1,035
 Superior Services, Inc.                   *   200,000       4,075
                                                        ----------
                                                            53,110
                                                        ----------

FINANCIAL - DOMESTIC - 3.0%
--------------------
 Associates First Capital Corporation          100,000       4,413
 Conseco Inc.                                  550,000      35,063
 Duff & Phelps Credit Rating Co.         +     478,966      11,555
 Federal Agriculture
   Mortgage Corporation                    *    95,000       2,921
 First Investors Financial Svcs.
   Group, Inc.                           + *   332,500       2,577
 Insignia Financial Group, Inc.            *   503,000      11,318
 Interpool, Inc.                               400,000       9,350
 Kaye Group Inc.                               236,600       1,242
 MBNA Corp.                                    900,000      37,350
 Mecury Finance Company                        350,000       4,288
 Metris Companies Inc.                     *    50,000       1,200
 MoneyGram Payment Systems, Inc.         + * 1,250,000      16,563
 Philadelphia Consolidated Holding Corp. + *   600,000      13,950
 Phoenix Duff & Phelps Corp.                   600,000       4,275
 Phoenix Duff & Phelps Corp. -
   Pfd. Conv. Ser. A                            60,000       1,500
 Rental Service Corporation                *     5,000         138
                                                        ----------
                                                           157,703
                                                        ----------

FINANCIAL - FOREIGN - 0.3%
-------------------
 Banco De Galicia Y Buenos
   Aires S.A. de C.V.                      *   260,000       6,305
 Central European Growth Fund (GBP)    ^#    1,975,000       2,098
 Central European Growth Fund -
   Wts. (GBP)                          ^#  *   400,000          75
 Cho Hung Bank                             *   400,000       3,000
 Min Xin Holdings (HKD)                ^     4,140,000       1,927
                                                        ----------
                                                            13,405
                                                        ----------

GAMING - 0.2%
------
 Casino Data Systems, Inc.                 *   400,000       2,750
 Grand Casinos, Inc.                       *   150,000       2,025
 Players International Inc.                *   835,000       4,488
                                                        ----------
                                                             9,263
                                                        ----------

INDUSTRIAL - 1.0%
----------
 Aftermarket Technology Corporation        *   286,000       4,934
 Asahi/America, Inc.                       *    75,000         609
 Computational Systems Inc.              + *   375,200       7,223
 International UNP Holdings Ltd. (CAD) ^#  * 2,420,000         495
 Kumagai Gumi Ltd. (HKD)               ^     1,086,000       1,264
 Kumagai Gumi Ltd. - Warrants (HKD)    ^   *   217,200          93
 Lasertechnics, Inc.                    #  *   903,974       1,045
 Lasertechnics, Inc. - Preferred           *        50         500
 Liberty Technologies, Inc.              + *   350,000       1,138
 Miller Industries, Inc.                   *     7,500         150
 Nuco2, Inc.                               *   210,000       2,796
 O'Gara Company, The                       *   200,000       1,950
 Simpson Manufacturing Company             *   320,000       7,360
 Treadco, Inc.                                 195,000       2,047
 Triumph Group, Inc.                       *   300,000       7,163
 Waters Corp.                              *   400,000      12,150
                                                        ----------
                                                            50,917
                                                        ----------

LODGING - 6.6%
-------
 Chartwell Leisure, Inc.                 + *   200,000       2,750
 Doubletree Corporation                    *   100,000       4,500
 Fairfield Communities, Inc.               *   500,000      12,375
 HFS Inc.                                  * 3,750,000     224,063
 Interstate Hotels Company               + *   525,000      14,831
 La Quinta Inns Inc.                           300,000       5,738
 Prime Hospitality Corp.                   *   600,000       9,675
 Renaissance Hotel Group N.V.              * 1,480,000      34,780
 Signature Resorts, Inc.                 + *   747,500      26,349
 Studio Plus Hotels Inc.                 + *   475,000       7,481
 Suburban Lodges of America, Inc.          *   199,500       3,192
 Supertel Hospitality Inc.               + *   200,000       1,800
                                                        ----------
                                                           347,534
                                                        ----------

MEDIA & ENTERTAINMENT - 1.6%
---------------------
 Central European Media
   Enterprises Ltd.                        *   200,000       6,350
 Cinar Films Inc. - Class B              + *   500,000      13,000
 Family Golf Centers, Inc.               + *   335,000      10,092
 Film Roman, Inc.                          *   100,000         763
 Grand Prix Association of
   Long Beach, Inc.                        *   110,000       1,100
 International Speedway Corporation      + *   200,000       4,100
 Lamar Advertising Company                 *    50,000       1,213
 Matav-Cable Systems Media Ltd. - ADR      *    50,000         781
 Matav-Cable Systems Media Ltd. (ILS)  ^   *   100,000         777
 Metro Networks, Inc.                      *   300,000       7,575
 Metrovision North America - Com.          *    40,000           0
 Metrovision North America - Com.       #  *    10,976           0
 Metrovision North America - Pfd.       #  *    24,588           0
 Outdoor Systems, Inc.                     *    15,000         422
 Panavision Inc.                           *   625,000      12,969
 Q-Zar, Inc.                               *   714,500       2,947
 Regal Cinemas, Inc.                       *   440,000      13,530
 Snyder Communications, Inc.               *     1,000          27
 TV Filme, Inc.                            *   280,000       3,570
 Universal Outdoor Holdings, Inc.          *   100,000       2,350
                                                        ----------
                                                            81,566
                                                        ----------

MEDICAL EQUIPMENT & SUPPLIES - 4.4%
----------------------------
 Arrow International Inc.                      400,000      11,500
 Arterial Vascular Engineering, Inc.       *   200,000       2,500
 Boston Biomedica, Inc.                    *   200,000       1,350
 Combact Diagnostics
   Systems Ltd. (ILS)                  ^#  *    22,502       1,000
 Conmed Corp.                              *   450,000       9,225
 Cytyc Corporation                         *   120,000       3,240
 DePuy, Inc.                               *   970,000      19,643
 ESC Medical Systems Limited             + *   680,000      17,340
 Endocare, Inc.                         #  *    66,500           0
 Haemonetics Coporation                    *   500,000       9,438
 Imagyn Medical, Inc.                      *    86,200         700
 Instrumentation Laboratory S.p.A.       + * 1,000,000      10,125
 Intelligent Medical Imaging, Inc.         *   311,000       1,944
 Lifeline Systems Inc.                     *   180,000       3,150
 Minntech Corp.                          + *   900,000      10,350
 OEC Medical Systems, Inc.                 *   100,000       1,500
 Orthofix International N.V.               *   338,500       2,793
 Physician Sales & Service, Inc.           *   900,000      12,937
 Quantech Ltd.                          #  *   600,000         125
 Quidel Corporation                        *   154,200         694
 Sabratek Corporation                    + *   750,000      11,906
 Steris Corp.                            + * 1,505,000      65,467
 Suburban Ostomy Supply Company, Inc.      *   100,000       1,375
 Sunrise Technologies Inc. - Warrants   #  *    11,500           0
 Target Therapeutics, Inc.                 *   100,000       4,200
 TECNOL Medical Products Inc.            + * 1,000,000      15,125
 Trex Medical Corp.                     #  *    22,000         237
 Uroquest Medical Corporation              *   294,000       1,984
 Vivus Inc.                                *    56,200       2,037
 Xomed Surgical Products Inc.              *   100,000       2,000
 Zoll Medical Corp.                      + *   800,000       8,600
                                                        ----------
                                                           232,485
                                                        ----------

The accompanying notes are an integral part of these financial statements.

                                   5

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                     SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 1996
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                           (Continued)

                                                           Value
                                              Shares       (000s)
                                            ----------  ----------
MEDICAL SERVICES - 11.6%
----------------
 ABR Information Services, Inc.            *   150,000  $    5,906
 Access Health Marketing, Inc.           + *   900,000      40,275
 Alternative Living Services, Inc.         *   250,000       3,625
 American Biogenetic Sciences, Inc.        *   228,000         926
 American Healthcorp, Inc.                 *   165,000       1,918
 American Medical Response, Inc.           *   700,000      22,750
 Arbor Health Care Company                 *   200,000       5,200
 Assisted Living Concepts                + *   350,000       5,338
 CRA Managed Care Inc.                     *   300,000      13,500
 Cardinal Health, Inc.                         825,000      48,056
 Cholestech Corporation                  + * 1,000,000       5,625
 Cohr, Inc.                              + *   502,500      13,568
 Compdent Corp.                          + *   845,000      29,786
 Cryolife Inc.                             *    50,000         625
 Diagnostic Products Corp.               +     883,600      22,863
 Health Management Systems, Inc.         + * 1,125,000      15,750
 Healthdyne Technologies Inc.              *   500,000       4,437
 Healthsouth Corp.                         * 1,535,000      59,289
 IDEXX Laboratories, Inc.                  *   100,000       3,600
 Inphynet Medical Management Inc.          *   500,000       9,000
 Integrated Living Communities, Inc.       *   300,000       1,725
 Integrated Medical Resources, Inc.        *   150,000         581
 Isomedix Inc.                           + * 1,000,000      13,000
 Kinetic Concepts, Inc.                      1,200,000      14,700
 Lincare Holdings, Inc.                  + * 1,595,000      65,395
 MIM Corporation                         + *   650,000       3,250
 Medical Resources, Inc.                   *    70,000         796
 Medpartners/Mullikin, Inc.                *   700,000      14,700
 MedQuist, Inc.                            *   277,100       6,858
 Medstone International, Inc.            + *   485,500       3,581
 Meridian Diagnostics, Inc.                     50,000         650
 National Dentex Corp.                   + *   180,000       3,623
 National Surgery Centers Inc.             *   400,000      15,200
 Omnicare, Inc.                                400,000      12,850
 Orthodontic Centers of America, Inc.      *   772,500      12,360
 Pacific Health Laboratories, Inc.      #  *   140,000         525
 Pediatric Services of America Inc.      + *   550,000      10,656
 Physician Reliance Network Inc.         + * 3,775,000      29,256
 Physicians Resource Group Inc.            *   400,000       7,100
 RTW Inc.                                + * 1,000,000      18,375
 Raytel Medical Corp.                    + *   500,000       5,500
 Serologicals Corp.                      + *   400,000      14,150
 Sheridan Healthcare Inc.                + *   800,000       4,700
 Sola International Inc.                   *   299,000      11,362
 Sterile Recoveries, Inc.                + *   425,000       6,295
 Sterling House Corporation              + *   390,000       3,412
 United Dental Care, Inc.                  *    92,500       2,810
 Universal Health Services, Inc.           *   450,000      12,881
 Universal Standard Medical
   Laboratories, Inc.                    + *   700,000       2,012
 UroCor, Inc.                              *   100,000         956
 Xenometrix Inc.                        #  *     6,619          50
                                                        ----------
                                                           611,346
                                                        ----------

MISCELLANEOUS - 0.4%
-------------
 Buckeye Cellulose Corp.                   *   650,000      17,306
 C.P. Pokphand Co. (HKD)               ^     9,998,000       3,910
 Concepts Direct Inc.                   #  *     8,500           0
                                                        ----------
                                                            21,216
                                                        ----------

NETWORKING - 1.2%
----------
 Ascend Communications, Inc.               *   100,000       6,213
 Cisco Systems Inc.                        *   500,000      31,813
 Fore Systems Inc.                         *   300,000       9,863
 Shiva Corporation                         *   350,000      12,206
 3Com Corp.                                *    20,000       1,468
 Tellabs Inc.                              *   100,000       3,762
                                                        ----------
                                                            65,325
                                                        ----------

OFFICE & BUSINESS EQUIPMENT - 1.8%
---------------------------
 American Pad & Paper Company              *   600,000      13,575
 Danka Business Systems plc ADR              1,750,000      61,906
 Nu-Kote Holdings Inc. - Class A         + * 2,007,000      20,572
                                                        ----------
                                                            96,053
                                                        ----------

OIL & GAS - 1.1%
---------
 Abacan Resource Corporation               *   600,000       5,213
 Arakis Energy Corp.                       *   409,300       1,356
 Atwood Oceanics, Inc.                     *    60,000       3,810
 ENSERCH Corporation                           100,000       2,300
 Forcenergy Gas Exploration, Inc.          *   100,000       3,625
 Forest Oil Corporation                    *   116,000       2,045
 HS Resources, Inc.                        *   310,702       5,127
 Hardman Resources (AUD)               ^#  *   562,500           0
 Hardman Resources Rights - (AUD)      ^#  *   140,625           0
 Harken Energy Corp.                       *   538,100       1,614
 NUMAR Corp.                               *   190,000       2,601
 Oceaneering International, Inc.           *   100,000       1,588
 Rutherford-Moran Oil Corporation          *   300,000       8,400
 St. Mary Land & Exploration Co.               197,600       4,915
 Snyder Oil Corp.                              638,600      11,096
 Union Texas Petroleum Holdings, Inc.          100,000       2,237
                                                        ----------
                                                            55,927
                                                        ----------

PHARMACEUTICAL & BIOTECHNOLOGY - .5%
------------------------------
 Applied Analytical Industries, Inc.       *    36,000         689
 CN Biosciences, Inc.                    + *   419,500       7,656
 CV Therapeutics, Inc.                     *   300,000       2,025
 Digene Corporation                        *    50,000         525
 Embrex, Inc.                              *    57,000         371
 Incyte Pharmaceuticals Inc .              *    40,000       2,060
 Neose Technologies, Inc.               #  *     5,556          50
 Peptech Ltd. (AUD)                    ^#  *    31,250           0
 Pharmacyclics Inc.                        *   188,500       3,016
 QIAGEN N.V.                               *   100,000       2,575
 R.P. Scherer Corporation                  *   100,000       5,025
 Titan Pharmaceuticals Inc. - Pfd.      #  *    46,131           0
 Urogen Corp.                           #  *    66,500           0
                                                        ----------
                                                            23,992
                                                        ----------

REITS - 0.7%
-----
 FelCor Suite Hotels, Inc.               +     200,000       7,075
 First Commonwealth Inc.                   *    50,000         988
 Manufactured Home Communities, Inc.     +     900,000      20,925
 Storage USA, Inc.                             180,000       6,772
                                                        ----------
                                                            35,760
                                                        ----------

RESTAURANTS - 1.5%
-----------
 Buffets, Inc.                             *    75,000         684
 Cheesecake Factory Inc., The              *   250,000       4,531
 Cracker Barrel Old Country Store, Inc.        100,000       2,538
 Garden Fresh Restaurant Corporation       *   100,000       1,013
 Lone Star Steakhouse & Saloon             *   200,000       5,350
 Longhorn Steaks, Inc.                     *   180,000       3,398
 PJ America Inc.                           *   194,000       3,492
 PizzaExpress plc (GBP)                ^#      950,000       8,585
 PizzaExpress plc (GBP)                ^       705,000       6,371
 Sonic Corp.                               *   200,000       5,100
 Taco Cabana                               *   300,000       2,212
 Wetherspoon (J.D.) Corp. (GBP)        ^     1,549,204      30,788
 Wetherspoon (J.D.) Corp. (GBP)        ^   *   150,000       3,032
                                                        ----------
                                                            77,094
                                                        ----------

The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
                     SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 1996
------------------------------------------------------------------
                           (Continued)

                                                           Value
                                              Shares       (000s)
                                            ----------  ----------
RETAIL - 11.5%
------
 Abercrombie & Fitch Company               *    20,000  $      330
 Amway Asia Pacific Ltd.                       700,000      29,663
 Borders Group Inc.                        *   725,000      26,009
 Carrefour S.A.  (FRF)                 ^        45,000      29,280
 Charming Shoppes, Inc.                    *   100,000         506
 Chico's Fas, Inc.                       + *   425,000       1,806
 Claire's Stores, Inc.                         500,000       6,500
 Compucom Systems Inc.                     * 1,000,000      10,750
 CompUSA, Inc.                             * 1,547,000      31,907
 Copart, Inc.                              *   250,000       3,281
 Cost Plus, Inc.                         + *    98,000       1,874
 Cross-Continent Auto Retailers, Inc.      *    10,000         209
 Diamond Home Services, Inc.             + *   500,000      13,750
 Dollar Tree Stores Inc.                   *   117,500       4,494
 Friedman's, Inc.                        + *   400,000       5,900
 Gadzooks Inc.                           + *   400,000       7,300
 General Nutrition Companies, Inc.         * 1,100,000      18,563
 Global DirectMail Corp.                   *   750,000      32,719
 Grand Optical Photoservice (FRF)      ^        81,000      13,129
 Grupo Elektra, S.A. de C.V.               *    25,000         394
 Gymboree Corp.                            * 1,000,000      22,875
 Hollywood Entertainment Corp.             *   500,000       9,250
 Insight Enterprises, Inc.                 *   135,000       3,780
 Kohl's Corp.                              *   800,000      31,400
 The Maxim Group Inc.                    + * 1,000,000      17,500
 Monro Muffler/Brake, Inc.               + *   577,500       9,384
 Moovies, Inc.                             *     2,000          10
 Nine West Group, Inc.                     *   150,000       6,956
 Nu Skin Asia Pacific, Inc.              + *   805,000      24,854
 O'Reilly Automotive, Inc.                 *   250,000       8,000
 PETsMART, Inc.                            * 1,350,000      29,531
 Proffitt's, Inc.                          *   200,000       7,375
 Regis Corp.                                   900,000      14,625
 Rush Enterprises, Inc.                  + *   500,000       6,000
 Saks Holdings, Inc.                       *   200,300       5,408
 Schein (Henry) Inc.                     + *   950,000      32,656
 Staples Inc.                              * 1,000,000      18,063
 Stein Mart, Inc.                          *   200,000       4,050
 Sunglass Hut International, Inc.          *   800,000       5,800
 Trend-Lines, Inc.                       + *   529,100       2,513
 Viking Office Products, Inc.            + * 3,900,000     104,081
 Williams-Sonoma, Inc.                     *    45,000       1,637
                                                        ----------
                                                           604,112
                                                        ----------

SEMICONDUCTOR & EQUIPMENT - 5.6%
-------------------------
 ASM Lithography Holdings NV               *     1,000          50
 Altera Corp.                            + * 1,800,000     130,838
 Cymer, Inc.                               *    10,000         481
 DuPont Photomasks, Inc.                   *   500,000      22,688
 Etec Systems, Inc.                        *   520,000      19,890
 Information Storage Devices, Inc.       + *   500,000       3,688
 Microchip Technology, Inc.              + * 1,800,000      91,575
 S3, Inc.                                  *   175,000       2,844
 Supertex, Inc.                            *   187,500       2,461
 Trident International, Inc.               *   210,000       3,412
 Triquint Semiconductor, Inc.              *     1,000          26
 Vitesse Semiconductor Corp.               *   300,000      13,650
 Xilinx, Inc.                              *   100,000       3,681
 Zoran Corporation                         *     1,000          18
                                                        ----------
                                                           295,302
                                                        ----------

SERVICE - 4.2%
-------
 Ambassadors International Inc.          + *   787,000       7,378
 Apollo Group, Inc.                      + * 1,500,000      50,156
 Applied Graphics Technologies, Inc.       *   500,000      14,563
 Barrett Business Services, Inc.         + *   265,000       4,041
 CUC International, Inc.                   *    35,900         853
 CYRK, Inc.                              + * 1,200,000      15,600
 Caribiner International, Inc.           + *   170,000       8,543
 Children's Comprehensive
   Services, Inc.                        + *   565,000       7,416
 Cornell Corrections, Inc.                 *   300,000       2,663
 Cort Business Services Corp.            + *   900,000      18,563
 Donnelley Enterprise Solutions Inc.     + *   250,000       6,125
 Employee Solutions Inc.                   *   400,000       8,200
 Equity Corporation International Inc.     *   400,000       8,000
 F.Y.I. Incorporated                       *   225,000       4,697
 Firearms Training Systems, Inc.           *   191,600       2,251
 Lason Holdings, Inc.                      *    50,000       1,025
 NCO Group, Inc.                           *   305,500       5,155
 PIA Merchandising Services, Inc.        + *   165,000       1,733
 Paychex, Inc.                                 100,000       5,144
 The Profit Recovery Group
   International, Inc.                     *   400,000       6,400
 Rentokil Group plc (GBP)              ^     1,350,000      10,176
 Sylvan Learning Systems, Inc.           + * 1,100,000      31,350
                                                        ----------
                                                           220,032
                                                        ----------

TELECOMMUNICATIONS - 3.6%
------------------
 ACT Networks, Inc.                        *   300,000      10,950
 AML Communications, Inc.                + *   132,500       1,772
 Adtran, Inc.                              *   400,000      16,600
 Advanced Fibre Communications             *    10,000         556
 Airtech plc (GBP)                     ^   *   300,000         524
 AirTouch Communications, Inc.                 200,000       5,050
 CIDCO, Inc.                             + * 1,577,500      27,606
 Celcore, Inc.                          #  *    85,000         510
 Comverse Technology Inc.                  *   100,000       3,781
 Dialogic Corp.                            *    69,600       2,192
 Excel Communications, Inc.                * 1,250,000      26,250
 LCC International, Inc.                   *   100,000       1,850
 Lightbridge, Inc.                         *   437,500       3,746
 Metro One Telecommunications            + *   375,000       2,953
 NICE-Systems Ltd.                         *    87,800       1,580
 Omnipoint Corporation                     *   500,000       9,625
 Premiere Technologies, Inc.               *   200,000       5,000
 Shared Technologies Fairchild, Inc.     + *   540,324       4,931
 Tadrian Telecommunications Ltd.           *     1,000          22
 Telco Systems, Inc.                       *   200,000       3,500
 Teledata Communications Ltd.              *   130,000       2,990
 Teleport Communications Group Inc.        *   250,000       7,625
 Tel-Save Holdings, Inc.                   *   100,000       2,900
 Teltrend Inc.                           + *   565,000      15,679
 Transaction Network Services Inc.       + * 1,095,000      12,592
 U.S. Long Distance Corporation            *   100,000         800
 Uniphase Corp.                            *   341,000      17,903
 Wegener Corp.                             *   392,000       1,544
                                                        ----------
                                                           191,031
                                                        ----------

TRANSPORTATION - AIR - 1.4%
--------------------
 AirNet Systems, Inc.                      *   400,000       5,900
 Atlas Air Inc.                            *   235,000      11,221
 Coach USA, Inc.                         + *   580,000      16,820
 Eagle USA Airfreight, Inc.                *   600,000      15,750
 Expeditors International of
   Washington, Inc.                            160,000       3,680
 Great Lakes Aviation, Ltd.              + *   950,000       2,375
 OMI Corp.                                 * 1,273,900      11,147
 Team Rent Group Inc.                    + *   539,500       8,699
                                                        ----------
                                                            75,592
                                                        ----------

TOTAL STOCKS (Cost $2,950,270)                          $4,459,756
                                                        ==========


The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
                     SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 1996
------------------------------------------------------------------
                           (Continued)

                                                           Value
                                              Amount       (000s)
                                            ----------  ----------
CONVERTIBLE BONDS - 1.8%
-----------------
 Applied Magnetics Corporation
   7%  03/15/2006                          $20,000,000  $   34,800
 Central Garden & Pet Company
   6%  11/15/2003                            6,000,000       5,955
 Exide Corporation
   2.9%  12/15/2005                          5,000,000       2,988
 Kumagai Gumi Ltd.
   4.875%  12/08/1998                          500,000         476
 Physicians Resource Group Inc.
   6%  12/01/2001                           45,000,000      43,650
 Q-Zar, Inc.
   7%  03/31/2001                      #     2,500,000       2,500
 Sales Dynamics, Inc.
   8%  01/01/1997                      #     1,000,000         500
 Shangri-La Asia Ltd.
   2.875%  12/16/2000                        1,200,000       1,062
 Sterling House Corporation
   6.75%   06/30/2006                        3,000,000       2,130
 Universal Standard Medical
   Laboratories, Inc.
   8.25%   02/01/2006                        5,000,000       4,700
                                                        ----------
TOTAL CONVERTIBLE BONDS (Cost $87,651)                  $   98,761
                                                        ==========


                                               Par        Value
                                              Value       (000s)
                                           -----------  ----------
SHORT-TERM OBLIGATIONS - 13.2%
----------------------
Commercial Paper - 3.2%
----------------
 Clipper Receivables Corp.                 $ 60,406,000 $   60,362
   5.32%   01/06/97
 Clipper Receivables Corp.
   5.619%  01/08/97                          23,053,000     23,027
 Clipper Receivables Corp.
   5.31%   01/09/97                          25,224,000     25,194
 Clipper Receivables Corp.
   5.39%   01/09/97                          32,158,000     32,119
 Clipper Receivables Corp.
   5.41%   01/13/97                          29,555,000     29,502
                                                        ----------
                                                           170,204
                                                        ----------

The accompanying notes are an integral part of these financial statements.


------------------------------------------------------------------
                     SCHEDULE OF INVESTMENTS
                        DECEMBER 31, 1996
------------------------------------------------------------------

                                               Par        Value
                                              Value       (000s)
                                            ----------  ----------

Repurchase Agreements - 10.0%
---------------------
 State Street Bank and Trust Company,
 5.35%, dated 12/27/96, due 01/03/97,      $100,000,000 $  100,000
 (collateralized by Federal Agency
 Securities)

 State Street Bank and Trust Company,
 5.35%, dated 12/26/96, due 01/02/97,        49,000,000     49,000
 (collateralized by Federal Agency
 Securities)

 State Street Bank and Trust Company,
 6.00%, dated 12/31/96, due 01/02/97,       223,950,000    223,950
 (collateralized by U.S. Treasury
 and Federal Agency Securities)

 State Street Bank and Trust Company,
 5.30%, dated 12/18/96, due 01/17/97,       150,000,000    150,000
 (collateralized by Federal Agency                      ----------
 Securities)
                                                           522,950
                                                        ----------
 TOTAL SHORT-TERM OBLIGATIONS (Cost $693,154)           $  693,154
                                                        ==========
 TOTAL INVESTMENTS - 100% (Cost $3,731,075)             $5,251,671
                                                        ==========


LEGEND

   % Represents percentage owned of total portfolio
   *  Non-income producing during the year
   +  Affiliated company (See Note 7 of Notes to
           Financial Statements)
   # Restricted security - investment not registered under the Securities Act of 1933
           (see Notes 1 and 2 of Notes to
           Financial Statements)
  ^  Foreign-Denominated Security:
       ATS - Austrian Schilling
       AUD - Australian Dollar
       CAD - Canadian Dollar
       FRF - French Franc
       GBP - British Pound
       HKD - Hong Kong Dollar
       ILS - Israeli Shekel


The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------
                SCHEDULE OF SECURITIES SOLD SHORT
                        DECEMBER 31, 1996
------------------------------------------------------------------

                                                          Value
                                               Shares     (000s)
                                              --------  ----------
STOCK
-----
Access Health Marketing, Inc.                   210,300 $    9,411
Acxiom Corporation                               25,000        600
Affiliated Computer Services Inc. - Class A      73,600      2,190
Apache Medical Systems, Inc.                      5,000         53
Apollo Group, Inc.                            1,500,000     50,156
Billing Information Concepts                     16,700        480
Breed Technologies, Inc.                        100,000      2,600
BroadBand Technologies, Inc.                     20,000        295
CBT Group Publishing Ltd.                       391,500     21,239
C/Net, Inc.                                      11,000        319
Centennial Technologies, Inc.                    22,000      1,144
Cisco Systems Inc.                               40,000      2,545
Concord EFS Inc.                                 61,800      1,746
Cybercash, Inc.                                   6,700        154
Fila Holding S.p.A.                              55,000      3,197
Genesis Health Ventures, Inc.                   100,000      3,112
Healthsouth Corp.                                35,000      1,352
Heartport, Inc.                                  10,000        229
Heartstream Inc.                                 85,000      1,062
Immunex Corporation                              85,000      1,658
Lamar Advertising Company                        50,000      1,212
Liposome Company, Inc.                           50,000        956
McAfee Associates Inc.                          750,000     33,000
Navistar International Corporation              100,000        913
Neuromedical Systems, Inc.                      225,000      2,981
Physician Computer Network, Inc.                 35,000        298
Quintles Transnational Corporation               10,000        662
Rational Software Corp.                       1,483,800     58,703
Raytel Medical Corp.                             25,000        275
Roadway Express, Inc.                            25,000        484
Safeco Corporation                               20,000        789
Serologicals Corp.                               50,000      1,769
Signature Resorts, Inc.                          47,500      1,674
Sterile Recoveries, Inc.                         25,000        370
ThermoLase Corporation                           60,000        945
Transaction System Architects Inc. - Class A    450,000     14,963
Ugly Duckling Corporation                        50,000        975
Uniphase Corp.                                   41,000      2,153
Uromed Corporation                               10,000         98
Veritas Software Corporation                    100,000      4,975
Vitesse Semiconductor Corp.                       5,000        227
VISX, Inc.                                      100,000      2,212
Williams-Sonoma, Inc.                            45,000      1,637
Zitel Corporation                                87,800      3,896
Zoltek Companies, Inc.                           10,000        364
                                                        ----------
TOTAL SECURITIES SOLD SHORT                             $  240,073
                                                        ==========

The accompanying notes are an integral part of these financial statements.



---------------------------------------------------------------------
                 STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 1996
---------------------------------------------------------------------

                                                 Amounts in thousands
                                             (except per-share amount)

Assets
Investments in securities at value (including
  repurchase agreements of $522,950) (Cost
  $3,731,075) - See accompanying schedule ..............   $5,251,671
Cash and cash equivalents ..............................       54,061
Deposits with custodian bank for securities sold short..       31,500
Receivable from brokers for securities sold short.......      241,324
Receivable for investments sold ........................       20,757
Receivable for fund shares sold ........................       11,324
Dividends and interest receivable ......................        3,154
Receivable from Investment Advisor .....................          331
Other receivables ......................................          210
U.S. Treasury obligations, at value, held as
  collateral for securities loaned .....................      349,771
                                                           ----------
      Total assets .....................................    5,964,103
                                                           ----------

Liabilities
Securities sold short, at value (Proceeds $200,294) -
  See accompanying schedule ............................      240,073
Payable for investments purchased ......................       17,322
Payable for fund shares redeemed .......................       13,337
Other payables and accrued expenses ....................        2,289
Collateral on securities loaned, at value ..............      349,771
                                                           ----------
      Total liabilities ................................      622,792
                                                           ----------

Net Assets .............................................   $5,341,311
                                                           ==========
Net Assets consist of:
  Paid in capital ......................................   $3,828,073
  Accumulated net investment loss ......................   (   16,152)
  Accumulated undistributed net realized gain
    on investments and foreign currency transactions ...       48,575
  Net unrealized appreciation on investments
    and assets and liabilities in foreign currencies ...    1,480,815
                                                           ----------
Net assets, for 914,522 shares outstanding .............   $5,341,311
                                                           ==========
Net Asset Value Per Share
  (based on 914,522 shares outstanding,
  2,000,000 shares authorized with $.10
  per share par value) .................................        $5.84
                                                                =====

The accompanying notes are an integral part of these financial statements.

---------------------------------------------------------------------
                         STATEMENT OF OPERATIONS
                       YEAR ENDED DECEMBER 31, 1996
---------------------------------------------------------------------

                                                  Amounts in thousands

Investment Income
  Dividends, net of $199 of foreign taxes withheld
    (including $2,606 received from affiliated
    issuers) .............................................  $  10,292
  Interest (including income on securities
    loaned of $96) .......................................     38,364
  Other (Note 3) .........................................        849
                                                            ---------
    Total income .........................................     49,505
                                                            ---------

Expenses
  Investment advisory fee (Note 3) .......................     66,207
  Distribution fee (Note 3) ..............................     14,073
  Shareholder servicing costs ............................      4,271
  Service fees (Note 4) ..................................      3,642
  Custodian fees and expenses ............................        446
  Printing and office expenses ...........................        291
  Registration fees ......................................        485
  Accounting and audit fees ..............................        330
  Administrative costs ...................................        213
  Legal fees .............................................        134
  Non-interested directors' fees and expenses ............        175
  Dividends on securities sold short .....................        396
  Loan commitment fee (Note 8) ...........................        339
  Miscellaneous expenses .................................        149
                                                            ---------
    Total expenses before reimbursement ..................     91,151
    Expense reimbursement by Investment Advisor (Note 3)..   (  5,844)
                                                            ---------
    Net expenses .........................................     85,307
                                                            ---------
Net investment loss ......................................   ( 35,802)
                                                            ---------
Realized and Unrealized Gain (Loss)
  Net realized gain on:
    Investment securities ................................    266,524
    Foreign currency transactions ........................        357
                                                            ---------
                                                              266,881
                                                            =========
  Changes in net unrealized appreciation
    (depreciation) on:
    Investment securities ................................    515,725
    Assets and liabilities ...............................   (      1)
                                                            ---------
                                                              515,724
                                                            ---------
  Net gain ...............................................    782,605
                                                            ---------
  Net increase in net assets resulting from operations....  $ 746,803
                                                            =========

The accompanying notes are an integral part of these financial statements.



------------------------------------------------------------------
                 STATEMENT OF CHANGES IN NET ASSETS
               YEARS ENDED DECEMBER 31, 1996 AND 1995
------------------------------------------------------------------

                                           Amounts in thousands

                                           1996           1995
                                        -----------    -----------


Increase (Decrease) in Net Assets
 Operations
   Net investment loss ................ $(   35,802)   $(   28,568)
   Net realized gain ..................     266,881        118,808
   Change in net unrealized
     appreciation .....................     515,724        634,381
                                        -----------    -----------
   Net increase in net assets resulting
     from operations ..................     746,803        724,621
                                        -----------    -----------

Distributions to shareholders
   From net investment income .........          --             --
   From net realized gain .............  (  223,874)    (   56,051)
                                        -----------    -----------
   Total distributions.................  (  223,874)    (   56,051)
                                        -----------    -----------

Share transactions
   Net proceeds from sales of shares...   2,201,589      1,280,126
   Reinvestment of distributions.......     215,627         53,274
   Cost of shares redeemed.............  (  762,144)    (  431,211)
                                        -----------    -----------

   Net increase in net assets resulting
     from share transactions ..........   1,655,072        902,189
                                        -----------    -----------
     Total increase in net assets......   2,178,001      1,570,759

Net Assets
   Beginning of year ..................   3,163,310      1,592,551
                                        -----------    -----------
   End of year ........................ $ 5,341,311    $ 3,163,310
                                        ===========    ===========

Other information
  Shares:
    Sold ..............................     385,291        290,668
    Issued in reinvestment of
      distributions ...................      37,370         10,763
    Redeemed ..........................  (  134,739)    (   98,939)
                                        -----------    -----------
  Net increase ........................     287,922        202,492
                                        ===========    ===========


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------
                      NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1996
--------------------------------------------------------------------------


1.  SIGNIFICANT ACCOUNTING POLICIES

    The Kaufmann Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is incorporated in Maryland. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the
    Fund:

    SECURITY VALUATION

    Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities, including restricted securities, for which exchange quotations are not readily available are valued primarily using dealer-supplied valuations or at fair value as determined in good faith under consistently applied procedures established by the Board of Directors. Short-term securities with remaining maturities of sixty days or less, for which quotations are not readily available, are valued at amortized cost or original cost plus interest, which both approximate current value.

    FOREIGN CURRENCY TRANSLATION

    The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

    Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, dispositions of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

    INCOME TAXES

    As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. Accordingly, no provision for Federal income taxes is required.

    INVESTMENT INCOME

    Dividend income is recorded on ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld when recovery of such taxes is uncertain.

    SECURITY TRANSACTIONS

    Security transactions are recorded on trade date, which is the date the order to buy or sell is executed. Gains and losses on securities sold are determined on the basis of identified cost.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions are recorded on ex-dividend date.

    Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investments and foreign currency transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


2.  OPERATING POLICIES

    FOREIGN CURRENCY CONTRACTS

    The Fund uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if counter parties do not perform under the contract terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
    The cost of the foreign currency contracts is included in the cost basis of the associated investment.

    REPURCHASE AGREEMENTS

    The Fund, through its custodian, takes possession, through the Federal Reserve Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying U.S. Treasury or Federal Agency Securities are valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, liquidation and/or retention of the collateral may be subject to legal proceeding.

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                      NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1996
--------------------------------------------------------------------------
                                (Continued)


    RESTRICTED SECURITIES

    The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At December 31, 1996, the Fund held restricted securities with an aggregate value of $17,795,594, which represented 0.3% of net assets.

    SHORT SALES

    Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the borrowed security is replaced. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account with its custodian, consisting of cash sufficient to collateralize the market value of its short positions. The Fund may also sell short "against the box" (i.e. the Fund enters into a short sale as described above, while holding an offsetting long position in the same security). If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding. At December 31, 1996, the market value of securities segregated to cover short positions was $210,076,650. For the year ended December 31, 1996, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $319,766,602 and $400,614,044, respectively. Securities sold short at December 31, 1996 and their related values are set forth in the Schedule of Securities Sold Short.


3.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE

    Edgemont Asset Management Corporation ("Edgemont") is the investment advisor to the Fund. Edgemont's investment advisory fee is calculated on an annual basis at 1.5% of the Fund's average net assets and is payable monthly. For the year ended December 31, 1996, the Fund paid $66,206,955 for investment advisory services. Certain officers and directors of the Fund are affiliated with Edgemont. Edgemont has voluntarily agreed to reimburse the Fund for expenses, to the extent of the investment advisory fee, if the Fund's annual expenses (other than brokerage commissions, other capital items, interest, taxes, extraordinary items and other excludible items) are in excess of any jurisdictional prescribed limitation. A reimbursement of $5,843,847 was made for the year ended December 31, 1996.
    Edgemont has voluntarily agreed to continue to provide this reimbursement in the future.

    DISTRIBUTION FEE

    The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund or Edgemont may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to; advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or Edgemont. The Fund or Edgemont may incur such distribution expenses at the rate of .75% per annum on the Fund's average net assets. For the year ended December 31, 1996, distribution expenses of $14,072,876 were paid by the Fund, equivalent to .32% per annum of the Fund's average net assets.

    REDEMPTION FEE

    The Fund imposes a redemption fee of .2% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee is intended to be applied to the Fund's aggregate expenses allocable to providing redemption services, including, but not limited to; transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the year ended December 31, 1996 redemption fees of $2,085,255 were charged by the Fund of which $1,540,295 were allocated to cover the cost of redemptions. Excess fee proceeds of $600,000 were added to the Fund's assets.

    BROKERAGE COMMISSIONS

    During 1996, the Fund placed a portion of its portfolio transactions with Bowling Green Securities, Inc. ("Bowling
    Green"), for which brokerage commissions of $66,520 were paid. Certain officers and directors of the Fund are affiliated with Bowling Green.


4.  SERVICE FEES

    The Fund has adopted an Authorization Agreement for the payment of a service fee, not to exceed .25% per annum of the Fund's average net assets, to broker-

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                      NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1996
--------------------------------------------------------------------------
                                (Continued)


    dealers that provide liaison services to investors such as responding to client inquiries and providing information on investments. For the year ended December 31, 1996, service fees of $3,641,665 were paid by the Fund.


5.  INVESTMENTS

    PURCHASES AND SALES OF INVESTMENTS

    Purchases and sales of securities (excluding short-term investments and securities sold short) aggregated $3,506,812,130 and $2,493,916,296, respectively.

    PORTFOLIO TURNOVER RATE

    Portfolio turnover rate, which is calculated on the lesser of the costs of investments purchased or the proceeds from investments sold (excluding short-term investments and securities sold short) measured as a percentage of the Fund's average monthly portfolio was 72% for the year ended December 31, 1996.

    TAX BASIS OF INVESTMENTS

    As of December 31, 1996, the aggregate cost, for Federal income tax purposes, of investment securities and proceeds of securities sold short was $3,731,075,677 and $200,293,513, respectively.
    Accumulated net unrealized appreciation aggregated $1,480,815,669, of which $1,679,536,312 related to appreciated investment securities and $198,720,643 related to depreciated investment securities.


6.  SECURITY LENDING

    The Fund loaned securities to certain brokers who paid the Fund negotiated lenders' fees. These fees, less costs to administer the program, are included in interest income and amounted to $96,000 for the year ended December 31, 1996. The Fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At December 31, 1996, the value of the securities loaned and the value of collateral was $338,457,945 and $349,770,984, respectively.


7.  TRANSACTIONS WITH AFFILIATED COMPANIES

    An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with companies which are or were affiliates are as follows:

                                             AMOUNTS IN THOUSANDS

                                PURCHASES      SALES   DIVIDEND
AFFILIATE                            COST       COST     INCOME       VALUE
AHI Healthcare Systems Inc.*     $  1,206   $  8,469     $    -     $     -
AMBAR, Inc.*                            -      5,032          -           -
AML Communications, Inc.*               -      3,018          -       1,772
AMRE Inc.*                          2,976      5,045          -           -
Access Health Marketing, Inc.*          -     10,300          -      40,275
Advantage Health Corp.*                 -     10,264          -           -
Affiliated Computer
  Services Inc.-CL A*               4,764      4,354          -      41,650
Alpha Industries Inc.*                935      3,804          -           -
Altera Corp.*                       9,167     24,623          -     130,838
Ambassadors International Inc.*     3,508          -          -       7,378
Apollo Group, Inc.*                 4,219     14,751          -      50,156
Assisted Living Concepts*           6,570          -          -       5,338
Autotote Corp. - Class A*               -      4,454          -           -
Avant! Corp.*                      12,083      9,819          -           -
Aviation Sales Company*            14,786      4,993          -      10,250
Barrett Business Services, Inc.*    2,294      2,719          -       4,041
Bellwether Exploration Co.*             -      4,232          -           -
Billing Information Concepts*      12,293      2,315          -      21,563
CBT Group Publishing Ltd.*              -        185          -      22,785
CFI ProServices, Inc.*                  -      8,143          -         356
CIDCO, Inc.*                       21,434      1,908          -      27,606
CN Biosciences, Inc.*               5,386          -          -       7,656
C.P. Clare Corp.*                       -      5,164          -           -
CYRK, Inc.*                           148      1,523          -      15,600
Cameron Ashley Building Products*     565        621          -       7,867
Caribner International, Inc.*           -      1,417          -       8,543
Central Garden & Pet Company*      13,126      1,955          -      21,063
Chartwell Leisure, Inc.*                -      4,351          -       2,750
Chico's Fas, Inc.*                  3,349          -          -       1,806
Children's Comprehensive
  Services, Inc.*                  11,200      2,485          -       7,416
Cholestech Corporation*                 -          -          -       5,625
Cinar Films Inc.  - Class B*        6,449      1,343          -      13,000
Coach USA, Inc.*                   11,264        580          -      16,820
Cohr, Inc.*                         9,008        704          -      13,568
Compdent Corp.*                    11,948      3,604          -      29,786
Computational Systems Inc.*         3,035         52          -       7,223
Consolidated Delivery & Logic*      2,256      3,509          -           -
Cort Business Services Corp.*       9,400      3,423          -      18,563
Cost Plus, Inc.*                    8,023      8,212          -       1,874
DecisionOne Corporation*           13,413          -          -      27,555
Designer Holdings Ltd.*             4,185          -          -      12,013
Diagnostic Products Corp.           9,371          -        177      22,863
Diamond Home Services, Inc.*        7,890        350          -      13,750
Donnelley Enterprise
  Solutions Inc.*                   6,262          -          -       6,125
DonnKenny, Inc.*                      888     13,637          -           -
Duff & Phelps Credit Rating Co.         -          -         57      11,555
ESC Medical Systems Limited*       17,957      8,104          -      17,340
Family Golf Centers, Inc.*          4,725      2,685          -      10,092
FelCor Suite Hotels, Inc.               -     12,544        704       7,075
FinishMaster Inc.*                  1,100          -          -       3,444
First Investors Fin. Svcs.
  Group, Inc.*                      1,729        223          -       2,577
Franklin Electronic
  Publishers, Inc.*                14,535      7,282          -           -
Friedman's, Inc.*                   7,640      5,072          -       5,900
GT Bicycles Inc.*                     888      5,218          -           -
Gadzooks Inc.*                      5,206      3,143          -       7,300
Gensym Corporation*                 5,557      3,548          -       1,200
Globe Business Resources, Inc.*     2,945      2,160          -           -
Grant Geophysical Inc.*             2,067         69          -           -
Great Lakes Aviation, Ltd.*         1,710          -          -       2,375
Health Management Systems, Inc.*   12,805      3,913          -      15,750
Hummingbird Communications Ltd.*    1,498      3,103          -      14,188
Information Storage Devices, Inc.*  4,181          -          -       3,688
Innkeepers USA Trust                5,463      9,438         45           -
Instrumentation Laboratory S.p.A.* 11,819          -          -      10,125


                                                                (continued)

--------------------------------------------------------------------------
                      NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1996
--------------------------------------------------------------------------
                                (Continued)

                                             AMOUNTS IN THOUSANDS

                                PURCHASES      SALES   DIVIDEND
AFFILIATE                            COST       COST     INCOME       VALUE
Integrated Micro Products
  plc ADR*                       $      -   $  4,991     $    -     $     -
International Speedway Corporation* 4,184          -          -       4,100
Interstate Hotels Company*          5,625      5,187          -      14,831
Isomedix Inc.*                      4,093          -          -      13,000
Kevco, Inc.*                        1,924          -          -       2,240
Keystone Automotive
  Industries, Inc.*                 2,395          -          -       7,875
Kronos Inc.*                        8,618          -          -      13,120
Learmonth & Burchette Mgmt.
  Systems plc*                          -      1,914          -       1,741
Liberty Technologies, Inc.*         1,418          -          -       1,138
  Life Partners Group, Inc.             -     26,860         74           -
Lincare Holdings, Inc.*             3,734      3,131          -      65,395
MIM Corporation*                    8,671        148          -       3,250
MSC Industrial Direct, Inc.*       16,119      2,874          -      29,600
Manufactured Home
  Communities, Inc.                 1,443      9,983      1,304      20,925
The Maxim Group Inc.*               7,650      1,068          -      17,500
  MediSense, Inc.*                      -     48,641          -           -
Medstone International, Inc.*       3,512          -          -       3,581
Metro One Telecommunications*       4,754      1,524          -       2,953
Microchip Technology, Inc.*        19,924     21,989          -      91,575
Minntech Corp.                      3,504         95         90      10,350
MoneyGram Payment Systems, Inc.*   16,184          -          -      16,563
Monro Muffler/Brake, Inc.*              -          -          -       9,384
National Dentex Corp.*                  -      1,243          -       3,623
National Lodging Corp.*                 -      1,509          -           -
Norton McNaughton, Inc.*            4,092      2,667          -           -
Nu-Kote Holdings Inc.  - Class A*   3,310     11,809          -      20,572
Nu Skin Asia Pacific, Inc.*        23,139          -          -      24,854
Oak Technology Inc.*                2,505     19,683          -           -
OzEmail Limited*                    8,050          -          -       4,624
PIA Merchandising Services, Inc.*   4,443        827          -       1,733
PPT Vision, Inc.*                   7,152        521          -       5,250
Pediatric Services of America Inc.* 5,289      1,408          -      10,656
The Pet Practice Inc.*                  -      4,570          -           -
Philadelphia Consolidated
  Holding Corp.*                    4,137        283          -      13,950
Physician Reliance Network Inc.*   18,840      1,233          -      29,256
Planar Systems, Inc.*               5,511          -          -      11,750
ProSource, Inc.*                   15,886          -          -      14,161
Pyxis Corp.*                            -     36,544          -           -
QuickResponse Services, Inc.*           -      5,338          -      19,950
RTW Inc.*                           7,084        699          -      18,375
Rational Software Corp.*            4,141      5,895          -      79,125
Raytel Medical Corp.*               1,003          -          -       5,500
Richey Electronics Inc.*            4,659      1,404          -       7,327
Rush Enterprises, Inc.*             3,100          -          -       6,000
Sabratek Corporation*                   -        762          -      11,906
Schein (Henry) Inc.*                7,787      1,943          -      32,656
Schnitzer Steel Industries*         5,928      5,248          -           -
Serologicals Corp.*                 5,204          -          -      14,150
Shared Technologies
  Fairchild, Inc.*                    731          -          -       4,931
Sheridian Healthcare Inc.*          4,533        579          -       4,700
Signature Resorts, Inc.*           14,031      8,933          -      26,349
Simulation Sciences, Inc.*          6,368          -          -       9,669
Smartflex Systems Inc.*             1,039      2,120          -       3,300
Sterile Recoveries, Inc.*           4,915      1,100          -       6,295
Steris Corp.*                      32,678          -          -      65,467
Sterling House Corporation*         1,488          -          -       3,412
Strategic Distribution Inc.*        3,960          -          -      13,639
Studio Plus Hotels Inc.*            4,321        935          -       7,481
Suiza Foods Corporation*           13,249        170          -      18,225
Summa Four, Inc.*                       -      4,647          -           -
Supertel Hospitality Inc.*            850        902          -       1,800
Supreme International Corporation*  5,020          -          -       4,350
Sylvan Learning Systems, Inc.*      3,097      5,721          -      31,350
Team Rent Group Inc.*               4,772      1,205          -       8,699
TECNOL Medical Products Inc.*       5,589          -          -      15,125
Tekelec, Inc.*                      1,788     10,468          -           -
Teltrend Inc.*                      8,179          -          -      15,679
Transaction Network
  Services Inc.*                   11,154         75          -      12,592
Trend-Lines, Inc.*                  2,274          -          -       2,513
Universal Standard
  Medical Labs, Inc.*                   -          -          -       2,012
Viking Office Products, Inc.*      39,133      2,575          -     104,081
Walsh International, Inc.*         14,544          8          -      10,500
Wilmar Industries, Inc.*           16,087      2,481          -      27,750
Wolverine World Wide, Inc.          2,085     11,872        155      37,700
Zoll Medical Corp.*                   383      4,482          -       8,600
                                 --------   --------     ------     -------
                                 $792,506   $538,124     $2,606  $1,848,841
                                 ========   ========     ======  ==========

* Non-income producing during the year


8.  LINE OF CREDIT

    The Fund has a $200,000,000 committed secured leverage line of credit with its custodian bank. The Fund pledged 75% of its assets as collateral against the line. Borrowings are charged interest at 0.75% over the current overnight Federal Funds Rate. The Fund incurs a commitment fee of 0.1925% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the year ended December 31, 1996.

                      INDEPENDENT AUDITOR'S REPORT


To the Shareholders and
Board of Directors of
The Kaufmann Fund, Inc.


     We have audited the accompanying statement of assets and liabilities of The Kaufmann Fund, Inc., including the schedules of investments and securities sold short, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kaufmann Fund, Inc. as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


Abington, Pennsylvania                         SANVILLE & COMPANY
January 31, 1997                               Certified Public Accountants